ORGANIZATION, BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Textual) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 02, 2018	Mar. 02, 2018	Jun. 27, 2016	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ORGANIZATION AND BUSINESS [Line Items]
Cash and Cash Equivalents, at Carrying Value				$ 662,764	$ 662,764	$ 243,159	$ 181,708	$ 769,495	$ 317,627
Stock Issued During Period, Shares, New Issues		5,147,059	5,147,059
Percentage Of Joint Venture Operating Loss Used In Share Calculation					38.50%		(38.50%)
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,860,294	3,860,294	5,147,059
Proceeds from Warrant Exercises		$ 1,029,000			$ 1,029,412	$ 0	$ 60,000	0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.2301	$ 0.2301	$ 0.51
Stockholders' Equity Attributable to Parent				(2,255,733)	(2,255,733)		$ (4,116,292)	(6,066,558)	$ (6,742,396)
Contract with Customer, Liability, Revenue Recognized				7,246	24,040
Warrants Issued During Period							5,147,059
Proceeds from Issuance of Warrants							$ 1,520,000
Retained Earnings (Accumulated Deficit)				$ (105,241,962)	$ (105,241,962)		(104,559,226)	$ (104,845,713)
Maximum [Member]
ORGANIZATION AND BUSINESS [Line Items]
Capitalized Contract Cost, Amortization Period				30 years	30 years
Minimum [Member]
ORGANIZATION AND BUSINESS [Line Items]
Capitalized Contract Cost, Amortization Period				23 years	23 years
Accounting Standards Update 2017-11 [Member]
ORGANIZATION AND BUSINESS [Line Items]
Stockholders' Equity Attributable to Parent							$ 1,300,000
New Warrants [Member]
ORGANIZATION AND BUSINESS [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.2301	0.2301
Revised Sabby Warrants [Member]
ORGANIZATION AND BUSINESS [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.20	$ 0.20
Subsequent Event [Member]
ORGANIZATION AND BUSINESS [Line Items]
Stock Issued During Period, Shares, New Issues	3,860,294
Proceeds from Warrant Exercises	$ 1,000,000	$ 1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3,860,294	$ 3,860,294
Subsequent Event [Member] | New Warrants [Member]
ORGANIZATION AND BUSINESS [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.2301	0.2301
Subsequent Event [Member] | Revised Sabby Warrants [Member]
ORGANIZATION AND BUSINESS [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.20	$ 0.20